PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 1,014	$ 539
Write-offs of machinery and equipment	$ 4,502	$ 0